Commitments and Contingencies - Future Minimum Lease under Non-Cancelable Operating Lease and Other Agreements (Detail) ¥ in Thousands	Dec. 31, 2017 CNY (¥)
Operating Leases, Future Minimum Payments Due
2018	¥ 25,792
2019	8,242
2020	2,748
2021 and thereafter	1,380
Operating Leases, Future Minimum Payments Due, Total	38,162
Other commitments
2018	10,080
2019	9,398
2020	6,835
2021 and thereafter	3,992
Other Commitment	30,305
Total
2018	35,872
2019	17,640
2020	9,583
2021 and thereafter	5,372
Contractual Obligation	¥ 68,467